Item 1. Schedule of Investments


 T. Rowe Price New Era Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  92.9%
 CONSUMER & SERVICE  1.1%
 Merchandising  1.1%
 Wal-Mart                                              376,300       20,019

 Total Consumer & Service                                            20,019

 NATURAL RESOURCE-RELATED  91.8%
 Agriculture  6.1%
 Agrium                                                1,616,900     28,716

 Deere                                                 130,800       8,443

 Delta Pine & Land                                     539,300       14,427

 IMC Global *                                          1,180,100     20,522

 Potash Corp./Saskatchewan                             684,200       43,905

                                                                     116,013

 Building & Real Estate  2.9%
 AMB Property, REIT                                    300,000       11,106

 Archstone-Smith Trust, REIT                           280,000       8,859

 Boston Properties, REIT                               155,000       8,585

 Camden Property Trust, REIT                           190,000       8,778

 Catellus Development, REIT                            337,702       8,953

 Duke Realty, REIT                                     300,000       9,960

                                                                     56,241

 Chemicals  2.6%
 Dow Chemical                                          508,100       22,956

 DuPont                                                216,376       9,261

 Millennium Chemicals *                                828,100       17,564

                                                                     49,781

 Diversified Metals  12.0%
 Alcoa                                                 505,700       16,986

 BHP Billiton (AUD)                                    4,282,300     44,537

 Companhia Vale do Rio Doce ADR                        480,000       9,240

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share)                     889,000       19,976

 International Steel Group *                           768,800       25,909

 Nucor                                                 504,000       46,050

 Rio Tinto (Ordinary shares) (GBP)                     999,100       26,868

 Teck Cominco, Class B (CAD)                           1,839,300     39,555

                                                                     229,121

 Diversified Resources  4.1%
 Arch Coal                                             768,700       27,281

 Burlington Northern Santa Fe                          220,400       8,443

 Massey                                                262,600       7,597

 Peabody Energy                                        150,900       8,978

 Penn Virginia                                         342,100       13,544

 St. Joe                                               171,000       8,169

 Union Pacific                                         84,500        4,952

                                                                     78,964

 Forest Products  7.0%
 Bowater                                               427,600       16,330

 International Paper                                   744,600       30,089

 Kimberly-Clark                                        130,800       8,449

 MeadWestvaco                                          544,300       17,363

 Packaging Corp of America                             409,300       10,016

 Potlatch                                              290,500       13,598

 Smurfit-Stone Container *                             1,032,765     20,005

 Weyerhaeuser                                          274,100       18,222

                                                                     134,072

 Gas Transmission & Distribution  0.4%
 OAO Gazprom ADR, 144A *                               232,400       8,337

                                                                     8,337

 Integrated Petroleum-Domestic  9.3%
 Amerada Hess                                          357,000       31,773

 ConocoPhillips                                        485,080       40,189

 Kerr-McGee                                            329,600       18,869

 Marathon Oil                                          395,000       16,306

 Murphy Oil                                            648,000       56,227

 Unocal                                                312,200       13,425

                                                                     176,789

 Integrated Petroleum-International  13.6%
 BP ADR                                                893,500       51,403

 ChevronTexaco                                         383,400       20,565

 ENI SPA ADR                                           223,400       25,088

 ExxonMobil                                            1,026,300     49,601

 Lukoil Oil ADR                                        60,400        7,520

 Petrobras ADR                                         116,800       3,728

 Royal Dutch Petroleum ADS                             890,500       45,950

 Statoil ASA (NOK)                                     1,254,700     17,988

 Total ADR                                             372,448       38,053

                                                                     259,896

 Non-Ferrous Metals  2.2%
 Inco *                                                456,800       17,838

 JSC MMC Norilsk Nickel ADR                            202,300       12,745

 Phelps Dodge                                          126,900       11,678

                                                                     42,261

 Oil & Gas Drilling  5.9%
 Diamond Offshore Drilling                             1,030,000     33,980

 GlobalSantaFe                                         405,500       12,429

 Helmerich & Payne                                     93,600        2,685

 Key Energy Services *                                 500,000       5,525

 Nabors Industries *                                   158,000       7,481

 Noble Drilling *                                      375,300       16,870

 Transocean *                                          918,000       32,846

                                                                     111,816

 Oil & Gas Equipment & Services  12.1%
 Baker Hughes                                          1,000,100     43,724

 BJ Services                                           592,000       31,027

 Bucyrus International, Class A *                      220,300       7,402

 Cooper Cameron *                                      479,700       26,307

 FMC Technologies *                                    268,300       8,961

 Grant Prideco *                                       512,100       10,493

 Hydril *                                              423,600       18,194

 Joy Global                                            59,900        2,059

 Schlumberger                                          518,200       34,880

 Smith International *                                 441,700       26,824

 Tidewater                                             178,000       5,794

 W-H Energy Services *                                 687,700       14,270

                                                                     229,935

 Petroleum Exploration & Production  8.0%
 Anadarko Petroleum                                    187,100       12,416

 BG Group (GBP)                                        2,092,800     14,051

 Burlington Resources                                  577,500       23,562

 Canadian Natural Resources (CAD)                      517,200       20,600

 Devon Energy                                          531,559       37,746

 Encore Acquisition *                                  335,200       11,564

 EOG Resources                                         251,500       16,561

 Nexen                                                 201,200       8,408

 Pioneer Natural Resources                             127,800       4,407

 XTO Energy                                            75,832        2,463

                                                                     151,778

 Precious Metals  5.1%
 Impala Platinum Holdings (ZAR)                        79,500        6,372

 Meridian Gold *                                       861,300       14,401

 Newmont Mining                                        1,295,509     58,985

 Placer Dome                                           872,350       17,342

                                                                     97,100

 Refining & Marketing  0.5%
 Premcor *                                             231,400       8,909

                                                                     8,909

 Total Natural Resource-Related                                      1,751,013

 Total Common Stocks (Cost  $1,004,658)                              1,771,032

 CONVERTIBLE PREFERRED STOCKS  0.0%
 Western Water, Series C **                            2,259         6

 Total Convertible Preferred Stocks (Cost  $2,000)                   6

 SHORT-TERM INVESTMENTS  7.5%
 Money Market Fund  7.5%
 T. Rowe Price Reserve Investment Fund, 1.68% #        144,248,752   144,249

 Total Short-Term Investments (Cost  $144,249)                       144,249

 Total Investments in Securities
 100.4% of Net Assets (Cost $1,150,907)                $             1,915,287


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $8,337 and represents 0.4% of net assets
 ADR  American Depository Receipts ADS American Depository Shares
 AUD  Australian dollar
 CAD  Canadian dollar
 GBP  British pound
 NOK  Norwegian krone
 REIT Real Estate Investment Trust
 ZAR  South African rand

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Era Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $1,150,907,000. Net unrealized gain aggregated $764,379,000 at period-end, of which $769,177,000 related to appreciated investments and $4,798,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.





Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                    SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004